Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Cash and Cash Equivalents
Cash and cash equivalents as at March 31, 2018, 2019 and 2020, consist of cash and balance in deposits with banks. Cash and cash equivalents consist of the following:

	As at March 31,
	2018		2019		2020
Cash and bank balances	₹	23,300	₹	41,966	₹	34,087
Demand deposits with banks *		21,625		116,563		110,412

	₹	44,925	₹	158,529	₹	144,499

*	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement
Cash and cash equivalents consist of the following for the purpose of the cash flow statement:

	As at March 31,
	2018		2019		2020
Cash and cash equivalents (as above)	₹	44,925	₹	158,529	₹	144,499
Bank overdrafts		(3,999)		(4)		(395)

	₹	40,926	₹	158,525	₹	144,104